Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	¥ (26,516)	$ (3,649)	¥ (5,834)	¥ (22,853)	$ (3,219)	¥ (57,662)	¥ (46,482)
Income tax benefit computed at an applicable tax rate of 25%				(5,713)	(805)	(14,416)
Prior year provision to return true up						3,800
Change in valuation allowance				3,100	437	10,611
Income tax rate			¥ (1,344)	¥ (2,613)	$ (368)	¥ (5)	¥ (2,582)